UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 3/31/10

FORM N-Q

Item 1.  Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Market Value

Aircraft Maintenance & Services - 0.8%
AAR Corp.(a)	286,322	$7,106,512

Banks & Thrifts - 0.1%
The South Financial Group, Inc.	875,384	605,153

Business Products & Services - 5.9%
Arbitron, Inc.	677,753	18,068,895
CACI International, Inc.(a)	185,900	9,081,215
Synopsys, Inc.(a)	1,063,892	23,799,264
		50,949,374

Capital Goods - 3.5%
Baldor Electric Company	804,002	30,069,675

Communications Equipment & Services - 0.5%
General Communication, Inc. - Class A(a)	739,450	4,266,627

Consumer Products & Services - 16.7%
Big Lots, Inc.(a)	1,313,056	47,821,500
Carter's, Inc.(a)	275,000	8,291,250
Darden Restaurants, Inc.	733,000	32,647,820
Del Monte Foods Company	2,235,154	32,633,248
Orient-Express Hotels Ltd. - Class A(a)	579,100	8,211,638
Ruby Tuesday, Inc.(a)	573,896	6,066,081
Saks, Inc.(a)	912,600	7,848,360
		143,519,897

Engineering & Consulting - 1.0%
KBR, Inc.	375,586	8,322,986

Health Care Products & Services - 9.4%
Psychiatric Solutions, Inc.(a)	402,000	11,979,600
Universal Health Services, Inc. - Class B	1,970,400	69,141,336
		81,120,936

Industrial Services - 17.4%
DeVry, Inc.	1,275,000	83,130,000
ITT Educational Services, Inc.(a)	596,000	67,038,080
		150,168,080

Industrial Specialty Products - 16.3%
Charles River Laboratories International, Inc.(a)	701,300	27,568,103
EMS Technologies, Inc.(a)	252,613	4,193,376
IPG Photonics Corp.(a)	587,227	8,690,959
Precision Castparts Corp.	642,500	81,411,175
QLogic Corp.(a)	678,209	13,767,643
Rogers Corp.(a)	164,800	4,780,848
		140,412,104

Insurance - 6.8%
Arthur J. Gallagher & Company	328,424	8,062,809
Brown & Brown, Inc.	462,861	8,294,469

Willis Group Holdings PLC	1,355,900	42,426,111
58,783,389

Medical Products & Services - 1.7%
Kinetic Concepts, Inc.(a)	300,250	14,354,952

Oil & Gas Producers - 6.3%
Forest Oil Corp.(a)	905,558	23,381,508
Plains Exploration & Production Company(a)	800,003	23,992,090
Stone Energy Corp.(a)	374,000	6,638,500
		54,012,098

Publishing - 3.0%
John Wiley & Sons, Inc.	590,330	25,549,482

Real Estate & Construction - 0.5%
Forestar Group, Inc.(a)	239,096	4,514,132

Security Products & Services - 2.8%
Checkpoint Systems, Inc.(a)	1,073,637	23,748,850

Other - 3.0%		25,929,415

TOTAL COMMON STOCKS (Cost $473,308,768)		$823,433,662

MONEY MARKETS - 5.0%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	42,775,682	$42,775,682

TOTAL MONEY MARKETS (Cost $42,775,682)		$42,775,682

TOTAL INVESTMENT SECURITIES - 100.7% (Cost $516,084,450)		$866,209,344
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(5,644,316)

NET ASSETS - 100.0%		$860,565,028

(a) Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Market Value

Banks & Thrifts - 3.0%
Cullen/Frost Bankers, Inc.	70,000	$3,906,000
State Street Corp.	62,500	2,821,250
SunTrust Banks, Inc.	10,000	267,900
WSFS Financial Corp.	48,546	1,893,294
		8,888,444

Broadcasting/Cable TV/Advertising - 0.6%
Interpublic Group of Companies, Inc.(a)	215,000	1,788,800

Business Products & Services - 15.1%
CA, Inc.	405,089	9,507,439
CACI International, Inc.(a)	35,000	1,709,750
Diebold, Inc.	58,500	1,857,960
Lender Processing Services, Inc.	233,900	8,829,725
Parametric Technology Corp.(a)	390,000	7,039,500
Synopsys, Inc.(a)	430,000	9,619,100
Teradata Corp.(a)	199,600	5,766,444
		44,329,918

Capital Goods - 2.2%
Baldor Electric Company	175,000	6,545,000

Chemicals - 9.4%
Air Products and Chemicals, Inc.	105,000	7,764,750
FMC Corp.	161,416	9,772,125
Praxair, Inc.	123,000	10,209,000
		27,745,875

Consumer Products & Services - 9.6%
American Eagle Outfitters, Inc.	320,000	5,926,400
Del Monte Foods Company	334,000	4,876,400
Dr. Pepper Snapple Group, Inc.	300,000	10,551,000
McCormick & Company, Inc.	180,000	6,904,800
		28,258,600

Engineering & Consulting - 1.4%
Chicago Bridge & Iron Company N.V.(a)	181,600	4,224,016

Health Care Products & Services - 5.5%
CVS/Caremark Corp.	192,090	7,022,810
Laboratory Corporation of America Holdings(a)	72,153	5,462,704
Universal Health Services, Inc. - Class B	103,400	3,628,306
		16,113,820

Industrial Services - 3.0%
Republic Services, Inc.	300,000	8,706,000

Industrial Specialty Products - 14.3%
Amphenol Corp.	141,300	5,961,447
Charles River Laboratories International, Inc.(a)	135,000	5,306,850
FEI Company(a)	120,000	2,749,200

International Rectifier Corp.(a)	62,000	1,419,800
Pall Corp.	252,500	10,223,725
Precision Castparts Corp.	115,601	14,647,803
Texas Instruments, Inc.	65,064	1,592,116
		41,900,941

Insurance - 2.9%
Brown & Brown, Inc.	200,000	3,584,000
Willis Group Holdings PLC	155,000	4,849,950
		8,433,950

Medical Products & Services - 7.8%
Abbott Laboratories	67,500	3,555,900
Beckman Coulter, Inc.	80,000	5,024,000
Kinetic Concepts, Inc.(a)	95,547	4,568,102
Varian Medical Systems, Inc.(a)	175,000	9,682,750
		22,830,752

Oil & Gas Producers - 12.1%
Anadarko Petroleum Corp.	170,000	12,381,100
EOG Resources, Inc.	127,500	11,849,850
Forest Oil Corp.(a)	122,500	3,162,950
Plains Exploration & Production Company(a)	180,824	5,422,912
Stone Energy Corp.(a)	162,541	2,885,102
		35,701,914

Transportation - 1.9%
FedEx Corp.	60,000	5,604,000

Utilities - 2.6%
Entergy Corp.	92,500	7,524,875

TOTAL COMMON STOCKS (Cost $219,865,684)		$268,596,905

MONEY MARKETS - 8.4%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	24,664,102	$24,664,102

TOTAL MONEY MARKETS (Cost $24,664,102)		$24,664,102

TOTAL INVESTMENT SECURITIES - 99.8% (Cost $244,529,786)		$293,261,007
OTHER ASSETS AND LIABILITIES - 0.2%		452,243
NET ASSETS - 100.0%		$293,713,250

(a) Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2010 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.  Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions – Security transactions are accounted for on the trade date.  Securities sold are determined on a specific identification basis.

Federal Tax Information – As of March 31, 2010, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport Select Cap Fund	Westport Fund
Gross Unrealized Appreciation	$385,482,559	$61,120,952
Gross Unrealized Depreciation	$(35,419,805)	$(12,400,295)
Net Unrealized Appreciation	$350,062,754	$48,720,657

Federal Income Tax Cost	$516,146,590	$244,540,350

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 3/31/2010:

Westport Select Cap Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$823,433,662	$-	$-	$823,433,662
Money Markets	42,775,682	-	-	42,775,682
Total	$866,209,344	$-	$-	$866,209,344

Westport Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$268,596,905	$-	$-	$268,596,905
Money Markets	24,664,102	-	-	24,664,102
Total	$293,261,007	$-	$-	$293,261,007

The Funds did not hold any Level 2 or Level 3 securities during the period ended March 31, 2010.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:       /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:    May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:    May 21, 2010

By:       /s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:    May 21, 2010